Fair Value Measurements - Assets Measured at Fair Value on Recurring Basis (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Available-for-sale securities	$ 591	$ 600
Trading securities	12	2,321
Investment securities	604	2,922
Trading securities	2	5
Total
Assets
Cash equivalents in certificates of deposit and commercial paper	321	749
Investment securities	604	2,922
Investment securities:
Assets
Available-for-sale securities	585	592
U.S. government and government sponsored entities
Assets
Available-for-sale securities	82	64
Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	89	102
Certificates of deposit and commercial paper
Assets
Available-for-sale securities		1
Corporate debt
Assets
Available-for-sale securities	267	267
RMBS
Assets
Available-for-sale securities	74	73
CMBS
Assets
Available-for-sale securities	44	24
CDO/ABS
Assets
Available-for-sale securities	29	61
Preferred stocks
Assets
Available-for-sale securities	5	7
Other long-term investments
Assets
Available-for-sale securities	1	1
Common stocks | Not Carried at Fair Value
Assets
Available-for-sale securities	1	1
Level 1
Assets
Cash equivalents in certificates of deposit and commercial paper	321	584
Investment securities	0	0
Level 2
Assets
Cash equivalents in certificates of deposit and commercial paper	0	165
Investment securities	602	2,913
Level 3
Assets
Cash equivalents in certificates of deposit and commercial paper	0	0
Investment securities	2	9
Recurring basis
Assets
Cash and cash equivalents in mutual funds	224	236
Cash equivalents in certificates of deposit and commercial paper		165
Available-for-sale securities	591	600
Trading securities	12	2,321
Investment securities	603	2,921
Restricted cash in mutual funds	276	207
Assets at fair value	1,103	3,529
Trading securities	2	5
Recurring basis | Investment securities:
Assets
Available-for-sale securities	585	592
Recurring basis | U.S. government and government sponsored entities
Assets
Available-for-sale securities	82	64
Trading securities		302
Recurring basis | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	89	102
Trading securities		14
Recurring basis | Certificates of deposit and commercial paper
Assets
Available-for-sale securities		1
Trading securities		238
Recurring basis | Non-U.S. government and government sponsored entities
Assets
Trading securities		20
Recurring basis | Corporate debt
Assets
Available-for-sale securities	267	267
Trading securities	10	1,056
Recurring basis | RMBS
Assets
Available-for-sale securities	74	73
Trading securities		35
Recurring basis | CMBS
Assets
Available-for-sale securities	44	24
Trading securities	2	149
Recurring basis | CDO/ABS
Assets
Available-for-sale securities	29	61
Trading securities		507
Recurring basis | Preferred stocks
Assets
Available-for-sale securities	5	7
Recurring basis | Other long-term investments
Assets
Available-for-sale securities	1	1
Recurring basis | Level 1
Assets
Cash and cash equivalents in mutual funds	224	236
Cash equivalents in certificates of deposit and commercial paper		0
Available-for-sale securities	0	0
Trading securities	0	0
Investment securities	0	0
Restricted cash in mutual funds	276	207
Assets at fair value	500	443
Recurring basis | Level 1 | Investment securities:
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | U.S. government and government sponsored entities
Assets
Available-for-sale securities	0	0
Trading securities		0
Recurring basis | Level 1 | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	0	0
Trading securities		0
Recurring basis | Level 1 | Certificates of deposit and commercial paper
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 1 | Non-U.S. government and government sponsored entities
Assets
Trading securities		0
Recurring basis | Level 1 | Corporate debt
Assets
Available-for-sale securities	0	0
Trading securities	0	0
Recurring basis | Level 1 | RMBS
Assets
Available-for-sale securities	0	0
Trading securities		0
Recurring basis | Level 1 | CMBS
Assets
Available-for-sale securities	0	0
Trading securities	0	0
Recurring basis | Level 1 | CDO/ABS
Assets
Available-for-sale securities	0	0
Trading securities		0
Recurring basis | Level 1 | Preferred stocks
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | Other long-term investments
Assets
Available-for-sale securities	0	0
Recurring basis | Level 2
Assets
Cash and cash equivalents in mutual funds	0	0
Cash equivalents in certificates of deposit and commercial paper		165
Available-for-sale securities	590	592
Trading securities	12	2,321
Investment securities	602	2,913
Restricted cash in mutual funds	0	0
Assets at fair value	602	3,078
Recurring basis | Level 2 | Investment securities:
Assets
Available-for-sale securities	585	585
Recurring basis | Level 2 | U.S. government and government sponsored entities
Assets
Available-for-sale securities	82	64
Trading securities		302
Recurring basis | Level 2 | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	89	102
Trading securities		14
Recurring basis | Level 2 | Certificates of deposit and commercial paper
Assets
Available-for-sale securities		1
Trading securities		238
Recurring basis | Level 2 | Non-U.S. government and government sponsored entities
Assets
Trading securities		20
Recurring basis | Level 2 | Corporate debt
Assets
Available-for-sale securities	267	263
Trading securities	10	1,056
Recurring basis | Level 2 | RMBS
Assets
Available-for-sale securities	74	73
Trading securities		35
Recurring basis | Level 2 | CMBS
Assets
Available-for-sale securities	44	21
Trading securities	2	149
Recurring basis | Level 2 | CDO/ABS
Assets
Available-for-sale securities	29	61
Trading securities		507
Recurring basis | Level 2 | Preferred stocks
Assets
Available-for-sale securities	5	7
Recurring basis | Level 2 | Other long-term investments
Assets
Available-for-sale securities	0	0
Recurring basis | Level 3
Assets
Cash and cash equivalents in mutual funds	0	0
Cash equivalents in certificates of deposit and commercial paper		0
Available-for-sale securities	1	8
Trading securities		0
Investment securities	1	8
Restricted cash in mutual funds	0	0
Assets at fair value	1	8
Recurring basis | Level 3 | Investment securities:
Assets
Available-for-sale securities	0	7
Recurring basis | Level 3 | U.S. government and government sponsored entities
Assets
Available-for-sale securities	0	0
Trading securities		0
Recurring basis | Level 3 | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	0	0
Trading securities		0
Recurring basis | Level 3 | Certificates of deposit and commercial paper
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 3 | Non-U.S. government and government sponsored entities
Assets
Trading securities		0
Recurring basis | Level 3 | Corporate debt
Assets
Available-for-sale securities	0	4
Trading securities	0	0
Recurring basis | Level 3 | RMBS
Assets
Available-for-sale securities	0	0
Trading securities		0
Recurring basis | Level 3 | CMBS
Assets
Available-for-sale securities	0	3
Trading securities	0	0
Recurring basis | Level 3 | CDO/ABS
Assets
Available-for-sale securities	0	0
Trading securities	0	0
Recurring basis | Level 3 | Preferred stocks
Assets
Available-for-sale securities	0	0
Recurring basis | Level 3 | Other long-term investments
Assets
Available-for-sale securities	$ 1	$ 1